Current Liabilites - Lease Liabilities - Summary of Lease Amounts Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	$ 84	$ 84	$ 84
Lease finance costs	8	6	5
Expense relating to leases of low value assets			2
Lease liability amounts recognized in profit and loss	$ 92	$ 90	$ 91